Deferred Tax Assets and (Liabilities) - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Income Taxes [Abstract]
Deferred tax assets	£ 18,323	£ 20,926	[1]
Deferred tax liabilities	(30,814)	(14,434)	[1]
Net deferred tax	£ (12,491)	£ 6,492		£ 6,392

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).